1 DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2019
Description Of Business
DESCRIPTION OF BUSINESS

1.     DESCRIPTION OF BUSINESS

Companhia Siderúrgica Nacional “CSN”, also referred to as the “Company”, is a publicly-held company incorporated on April 9, 1941, under the laws of the Federative Republic of Brazil (Companhia Siderúrgica Nacional, its subsidiaries, joint ventures, joint operations and associates are collectively referred to herein as the "Group”). The Company’s registered office is located in São Paulo, SP, Brazil.

CSN is listed on the São Paulo Stock Exchange (B3 S.A.- Brasil, Bolsa, Balcão) and on the New York Stock Exchange (NYSE).

The Group's main operating activities are divided into five (5) segments as follows:

•       Steel:

The Company’s main industrial facility is the Presidente Vargas steelworks (“UPV”), located in the city of Volta Redonda, State of Rio de Janeiro. This segment consolidates all operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel. In addition to the facilities in Brazil, CSN has commercial operations in the United States and operations in Portugal and Germany to achieve markets and providing excellent services for final consumers. Its steel is used in home appliances, civil construction and automobile industries.

•       Mining:

 The production of iron ore is developed in the cities of Congonhas, Ouro Preto and Belo Vale, State of Minas Gerais – by subsidiary CSN Mineração.

Iron ore is sold basically in the international market, especially in Europe and Asia. The prices charged in these markets are historically cyclical and subject to significant fluctuations over short periods of time, driven by several factors related to global demand, strategies adopted by the major steel producers, and the foreign exchange rate. All these factors are beyond the Company’s control. The ore transportation is carried out through Terminal de Carvão e Minérios do Porto de Itaguai – (“TECAR”), a solid bulk terminal, one of the four terminals that comprise the Port of Itaguai, located in the State of Rio de Janeiro. Imports of coal and coke are also carried out through this terminal by provision of services by CSN Mineração to CSN. The Company´s mining activities also comprises tin exploitation, which is based in the State of Rondônia, to supply the needs of UPV. The excess of raw material is sold to subsidiaries and third parties.

The Company's mining activities utilize tailings dams for which all appropriate measures are taken to mitigate the risks inherent to the handling and disposal of the tailings and to comply with current environmental legislation. It is important to reiterate that operating without dependence on these dams is a priority in our mining activities, for which investments of around R$ 250 million in two tailing filtration plants, which are already in an operational ramp up phase, adapting its operations, identifying and implementing various optimizations of process. In this context, CSN Mineração will now process the tailings in the dry process in full, discarding the use of dams in its iron ore process. As a consequence of these measures, decommissioning of dams is the natural way of processing dry tailings.

All of our mining dams are positively certified and comply with the environmental legislation in force.

•       Cement

CSN entered in the cement market boosted by the synergy between this activity and its existing businesses. Next to the President Vargas Steelworks in Volta Redonda (RJ) is installed the new business unit, which produces CP-III type of cement  using slag produced by the UPV blast furnaces in Volta Redonda. It also explores limestone and dolomite at the Arcos unit, located in the State of Minas Gerais, to satisfy the needs of UPV as of the cement plant. Additionally, the operation of its clinker production line is located in Arcos/MG. As a result, the Company is self-sufficient in cement production, with an installed capacity of 4.7 million tons per year.

•       Logistics

Railroads:

CSN has interests in three railroad companies: MRS Logística S.A., which manages the former Southeast Railway System of Rede Ferroviária Federal S.A (“RFFSA”)., Transnordestina Logística S.A. (“TLSA”) and FTL - Ferrovia Transnordestina Logística S.A. (“FTL”), which the the latter two hold the concession to operate the  former Northeast Railway System of RFFSA, in the States of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco, Alagoas and Sergipe, with TLSA being responsible for the rail links of Eliseu Martins – Trindade, Trindade – Salgueiro, Salgueiro – Porto Suape, Salgueiro – Missão Velha and Missão Velha - Pecém (Railway System II), under construction, and FTL being responsible for the rail links of São Luis - Altos, Altos - Fortaleza, Fortaleza – Souza, Souza  - Recife/Jorge Lins, Recife/Jorge Lins – Salgueiro, Jorge Lins – Propriá, Paula Cavalcanti – Cabedelo, Itabaiana - Macau (Railway System I).

Ports:

The Company operates in the State of Rio de Janeiro, by means of its subsidiary Sepetiba Tecon S.A., operates the Container Terminal (“TECON”) and by means of its subsidiary CSN Mineração, the TECAR, both located at the Itaguaí Port. Established in the harbor of Sepetiba, the mentioned port has a privileged highway, railroad and maritime access.

(“TECON”) is responsible for the shipments of CSN´s steel products, movement and storage of containers, vehicles, general cargo, among other products; and TECAR performs the operational activities of loading and unloading of solid bulk ships, storage and distribution (road and rail) of coal, coke, zinc concentrate, sulfur, iron ore and other bulk, intended for the seaborne market, for our own operation and for third parties.

•       Energy:

Since the energy supply is fundamental in CSN´s production process, the Company owns and operates facilities to generate electric power for guaranteeing its self-sufficiency.

The note 25 - “Segment Information” details the financial information per each of CSN´s business segment.

•       Going Concern

 In 2019, the Company amortized principal and interest in the approximate amount of R$13.8  billion of its loans and financing. In 2020, loans and interest to be incurred next year, are expected to be paid in the approximate amount of R$6.5 billion. The financial leverage may adversely affect the Company’s businesses, financial conditions and operating results, which the following main impacts are considered by management:

•         Allocation of a substantial part of the cash generated from operations for repayment of the borrowings.

•         Exposure to (i) fluctuations in interest rates due to the renegotiation of debts and new borrowings taken, and (ii) fluctuations in exchange rates since a significant part of the borrowings is denominated in foreign currency.

•         Increase in the economic and financial vulnerability due to adverse conditions of the industry and segment, limiting the funds available in the short term, considering the high financial leverage and the expected cash disbursements;

•         Limitation of the Company’s ability to enter into new businesses (acquisitions) until the financial leverage is reduced;

•         Limitation of the Company’s ability to obtain new credit lines under more favorable interest conditions due to the risks associated to the current financial leverage.

The Company’s ability to continue operating depends, therefore, on the achievement of operating targets defined by management, in addition to refinancing of contracted debts, and/or actions related to financial deleveraging.

In addition to the continuous focus on improvement in operating income, management has various actions in progress to increase the Company’s liquidity through an extension of borrowing payment terms.

This plan was started in 2015, with the renegotiation of R$ 2.5 billion with Caixa Econômica Federal and R$ 2.2 billion with Banco do Brasil S.A, postponing the maturities from 2016 and 2017 to 2018 through 2022. In 2016, the Company extended the installments of certain NCE contracts amounting to R$ 100 million and prepayments of US$ 66 million with Bradesco, postponing the maturities from 2016 to 2019, which are settled during that year. Always committed to the plan to extend it debt payment term, mainly those of short term, the company’s management concluded, in February 2018, the reprofile of its debts at R$ 4.98 billion with Banco do Brasil, extending the maturity dates from 2018 to 2022 for maturities up to 2024. Still in February 2018, the company issued debt instruments (“Notes”) in the amount of US$350 million through our wholly-owned subsidiary CSN Resources S.A., with maturity date in 2023 and, in conjunction, made a repurchase offer (“Tender Offer”) of the Notes previously issued by CSN Islands XI Corp and CSN Resources S.A, having been repurchased US$350 million in Notes with maturities scheduled for 2019 and 2020. In April 2019, the Company issued debt securities in the foreign market (“Notes”), in the amount of US$ 1 billion through its subsidiary CSN Resources S.A., being: US$400 million due in 2023 and US$600 million with maturity in 2026. Promoted a repurchase offer (“Tender Offer”) of Notes issued by CSN Islands XI Corp and CSN Resources S.A., and US$1 billion in securities were repurchased, with maturities scheduled for September 2019 and July 2020, respectively. In July 2019, the Company issued debt securities on the foreign market (“Notes”), in the amount of US$ 175 million through its subsidiary CSN Resources S.A., due in 2023 and promoted the final payment of the debt in the foreign market (“Notes”) issued by the company CSN Islands XI Corp in September 2019, in US$142 million.

Additionally, Management studies alternatives to financial deleverage from the disposal of non-strategic assets. However, it is not possible to affirm that the sale of assets will occur within a 12-month period. Thus, the Company did not segregate and did not reclassify any assets in the financial statements as discontinued operations in accordance with IFRS 5.

Based on management’s cash flow projections that covered the operational period until February 2021, which depend on factors such as the achievement of production targets, sales volumes and prices, as well as on renegotiations of borrowings, management believes that the Company has appropriate resources to continue its operations in a reasonably estimable period of time. Accordingly, the Company’s financial statements for the year ended December 31, 2019 were prepared based on the assumption of going concern.